Note 21 - Borrowings - Significant Borrowings as of Closing Date (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	$ 437,398	$ 583,437	$ 728,762
Significant borrowings as of closing date [member] | Tubos De Acero De Mexico, SA [Member]
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	200,000
Significant borrowings one, as of closing date [member] | TENARIS TUBOCARIBE Ltda. [Member]
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	40,000
Significant borrowings two, as of closing date [member] | Global Pipe Company [Member]
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	26,000
Significant borrowings three, as of closing date [member] | Siderca SAIC [Member]
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	$ 20,000